Significant Accounting Policies (Details)	6 Months Ended
	May 31, 2022	May 31, 2021
Liquid Media Group [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Liquid Production Funding [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Liquid U S [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Liquid Merger Sub 2 [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
iGEMS [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%
Indie Flix [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
RACE, LLC [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Money, LLC [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Digital Cinema U T D Holding Limited [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%
Digital Cinema UTD. CEE s.r.o. [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%
Digital Cinema UTD. UK Limited [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%
Digital Cinema UTD. Americas Inc. [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%
Digital Cinema United SA (PTY) [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%